Differences Between Financial Statements and Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 078
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
EBP, Reconciliation of Financial Statement to Form 5500
The following is a reconciliation of net assets available for benefits per the financial statements to the Plan’s Form 5500:

	December 31,
	2025	2024
Net assets available for benefits per the financial statements	$2,261,877,996	$1,944,535,515
Deemed distributions outstanding	—	(95,458)
Net assets available for benefits per Form 5500	$2,261,877,996	$1,944,440,057

The following is a reconciliation of deductions per the financial statements to total expenses per the Plan’s Form 5500 for the year ended December 31, 2025:

Deductions per the financial statements	$(278,857,016)
Deemed distributions	95,458
Total expenses per Form 5500	$(278,761,558)